Risk Management and Derivative Instruments - Schedule of Entity's Interest Rate Swap Open Positions (Detail) (Interest rate swaps [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Remaining 2014 [Member] | MEMP [Member]
Derivative [Line Items]
Average Monthly Notional	$ 248,333
Weighted-average fixed rate	1.299%
Floating rate	1 Month LIBOR
2015 [Member] | MEMP [Member]
Derivative [Line Items]
Average Monthly Notional	280,833	280,833
Weighted-average fixed rate	1.416%	1.416%
Floating rate	1 Month LIBOR	1 Month LIBOR
2015 [Member] | MRD [Member]
Derivative [Line Items]
Average Monthly Notional		100,000
Weighted-average fixed rate		0.758%
Floating rate		1 Month LIBOR
2016 [Member] | MEMP [Member]
Derivative [Line Items]
Average Monthly Notional	150,000	150,000
Weighted-average fixed rate	1.193%	1.193%
Floating rate	1 Month LIBOR	1 Month LIBOR
2016 [Member] | MRD [Member]
Derivative [Line Items]
Weighted-average fixed rate
Floating rate		-
2014 [Member] | MEMP [Member]
Derivative [Line Items]
Average Monthly Notional		173,958
Weighted-average fixed rate		1.306%
Floating rate		1 Month LIBOR
2014 [Member] | MRD [Member]
Derivative [Line Items]
Average Monthly Notional		$ 118,750
Weighted-average fixed rate		0.773%
Floating rate		1 Month LIBOR